Share-Based Payment (Details) - USD ($)																								1 Months Ended				12 Months Ended
	Aug. 31, 2025	Nov. 06, 2024	Aug. 31, 2024	Nov. 27, 2023	Nov. 06, 2023	Aug. 31, 2023	Aug. 16, 2023	Nov. 27, 2022	Nov. 20, 2022	Nov. 14, 2022	Nov. 06, 2022	Aug. 31, 2022	Jan. 31, 2022	Nov. 27, 2021	Nov. 20, 2021	Nov. 06, 2021	Aug. 31, 2021	Nov. 27, 2020	Nov. 20, 2020	Nov. 06, 2020	Nov. 27, 2019	Nov. 20, 2019	Nov. 20, 2018	Mar. 31, 2023	Apr. 30, 2020	Apr. 30, 2019	Nov. 30, 2017	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-based Payment [Line Items]
Granted aggregate of stock options shares (in Shares)																												1,535,000
Stock options valid period																	5 years
Share-based compensation cost (in Dollars)																												$ 1,186,806	$ 1,000,105	$ 1,196,971
Weighted-average grant-date fair value per share (in Dollars per share)																												$ 0.57
Intrinsic value of options exercised (in Dollars)
Unrecognized compensation cost (in Dollars)																													$ 506,804
Weighted-average period																													1 year 4 months 13 days
Annual Installments [Member]
Share-based Payment [Line Items]
Percentage of vest																	25.00%			25.00%	25.00%		25.00%
Third Installment [Member]
Share-based Payment [Line Items]
Percentage of vest					25.00%			25.00%							25.00%
First Installment [Member]
Share-based Payment [Line Items]
Percentage of vest												25.00%				25.00%		25.00%				25.00%
Fourth Installment [Member]
Share-based Payment [Line Items]
Percentage of vest				25.00%					25.00%
Second Installment [Member]
Share-based Payment [Line Items]
Percentage of vest						25.00%					25.00%			25.00%					25.00%
Equity Option [Member]
Share-based Payment [Line Items]
Granted aggregate of stock options shares (in Shares)							1,535,000			1,023,531			1,300,000				2,790,300
Stock options valid period																				5 years	5 years		5 years
Intrinsic value of options exercised (in Dollars)																														1,125
Total fair value option exercised (in Dollars)																												1,098,566	1,152,356	505,295
Stock Incentive Plan 2017 [Member]
Share-based Payment [Line Items]
Shares granted (in Shares)																											2,210,000
Contractual term																											10 years
2019 Plan [Member]
Share-based Payment [Line Items]
Shares granted (in Shares)																										2,220,000
2020 Equity Incentive Plan [Member]
Share-based Payment [Line Items]
Shares granted (in Shares)																									11,011,663
Contractual term																									5 years
2023 Equity Incentive Plan [Member]
Share-based Payment [Line Items]
Shares granted (in Shares)																								20,000,000
Contractual term																								5 years
Restricted Share Units [Member]
Share-based Payment [Line Items]
Share-based compensation cost (in Dollars)																												$ 1,981,210	1,478,190	5,987,891
Weighted-average period																												10 months 24 days
Number of shares granted (in Shares)																												1,934,000
Unrecognized compensation cost (in Dollars)																												$ 43,812
Estimated total fair value of the RSUs granted (in Dollars)																												$ 1,935,396	$ 3,870,449	$ 4,617,882
Weighted-average grant-date fair value per share (in Dollars per share)																												$ 0.98
Restricted Share Units [Member] | 2020 Equity Incentive Plan [Member]
Share-based Payment [Line Items]
Number of shares granted (in Shares)																												1,934,000	1,161,000	2,519,600
Directors [Member]
Share-based Payment [Line Items]
Stock options granted to the employees (in Shares)																	2,590,300
Senior Executives [Member]
Share-based Payment [Line Items]
Weighted-average grant-date fair value per share (in Dollars per share)																												$ 0.46	$ 0.58	$ 1.13
Key Employees [Member]
Share-based Payment [Line Items]
Weighted-average grant-date fair value per share (in Dollars per share)																												0.44	0.57	1.01
Employees and Directors [Member] | Restricted Share Units [Member]
Share-based Payment [Line Items]
Weighted-average grant-date fair value per share (in Dollars per share)																												$ 0.98	$ 1.14	$ 2.52
Forecast [Member] | Third Installment [Member]
Share-based Payment [Line Items]
Percentage of vest			25.00%
Forecast [Member] | Fourth Installment [Member]
Share-based Payment [Line Items]
Percentage of vest	25.00%	25.00%
Employee [Member]
Share-based Payment [Line Items]
Stock options granted to the employees (in Shares)																	200,000